Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4. Critical accounting estimates and judgments

The Group makes estimates and assumptions concerning the future. These estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities or may have had a significant impact on the reported results are disclosed below:

Going concern

The Group’s accounts are prepared on a going concern basis. To date, the Group has financed its cash requirements primarily from share issuances and licensing certain of its research and development stage products. The Group is a development‑stage enterprise and is exposed to all the risks inherent in establishing a business. The Group maintains detailed financial forecasts and monitors actual results on a regular basis so that measures can be taken to ensure the Group remains solvent.

Revenue recognition

Revenue is primarily from fees related to licenses, milestones and research services. Given the complexity of the relevant agreements, judgements are required to identify distinct performance obligations; allocate the transaction price to these performance obligations and determine when the performance obligations are met. In particular, the Group’s judgement over the estimated stand alone selling price which is used to allocate the transaction price to the performance obligations is disclosed in note 16.

Grants

Grants are recorded at their fair value when there is reasonable assurance that they will be received and recognized as income when the group has satisfied the underlying grant conditions. In certain circumstances, grant income may be recognized before explicit grantor acknowledgement that the conditions have been met.

Accrued research and development costs

The Group records accrued expenses for estimated costs of research and development activities conducted by third party service providers. The Group records accrued expenses for estimated costs of research and development activities based upon the estimated amount of services provided but  not  yet invoiced, and these costs are included in accrued expenses on the balance sheets and within research and development expenses in the statements of loss. These costs are a significant component of research and development expenses. Accrued expenses for these costs are recorded based on the estimated amount of work completed in accordance with agreements established with these third parties.

To date, the Group has not experienced significant changes in the estimates of accrued research and development expenses after a reporting period. However, due to the nature of estimates, the Group may be required to make changes to the estimates in the future as it becomes aware of additional information about the status or conduct of its research activities.

Research and development costs

The Group recognizes expenditure incurred in carrying out its research and development activities, including development supplies, until it becomes probable that future economic benefits will flow to the Group, which results in recognizing such costs as intangible assets, involving a certain degree of judgement. Currently, such development supplies are associated with pre‑clinical and clinical trials of specific products that do not have any demonstrated technical feasibility.

Deferred taxes

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Probability over those tax benefits are assessed by Management on the basis of business projections on each relevant entity.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax is recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

Share‑based compensation

The Group recognizes an expense for share‑based compensation based on the valuation of equity incentive units using binomial and Black‑Scholes valuation models. A number of assumptions on the volatility of the underlying shares and on the risk-free rate are made in these models. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management’s estimates, then the share‑based compensation expense would be materially different from the amounts recognized. Had these assumptions been modified within their feasible ranges, i.e. a 10% increase or decrease in the volatility assumption and a risk-free rate of 0.5 or zero, and the Group calculated the share‑based compensation based on the higher and lower values of these ranges, share‑based compensation expense in 2019 would have been CHF 1,239,680 or CHF 2,023,158, respectively CHF 1,696,301 or CHF 2,762,285 in 2018 and CHF 711,856 or CHF 911,946 in 2017. This is compared to the amount recognized as an expense in 2019 of CHF 1,685,965 (respectively CHF 2,298,933 in 2018 and CHF 800,188 in 2017). Additional information is disclosed in note 15.

Pension obligations

The present value of the pension obligations depends on a number of assumptions that are determined on an actuarial basis such as discount rates, future salary and pension increases, and mortality rates. Any changes in these assumptions will impact the carrying amount of pension obligations. The Group determines the appropriate discount rate at the beginning of each year. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. In determining the appropriate discount rate, the Group considers the interest rates of high‑quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability. Other key assumptions for pension obligations are based in part on current market conditions. Additional information is disclosed in note 21.